UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment[ ]; Amendment Number:
                                              --------------------
   This Amendment (Check only one.): [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman, Ltd.
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Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28- 12954
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello          Washington, DC        February 16, 2010
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       Signature                  City, State                Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other  Managers  Reporting for this Manager: NONE

   Form 13F File Number     Name
   28-
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     6
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Form 13F Information Table Value Total:     $178,270
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                                                  (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.     Form 13F File Number Name

    1       28-12429                      Carlyle Investment Management L.L.C.
    ----       ------------------------   ------------------------------------

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

                           FORM 13-F INFORMATION TABLE
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      COLUMN 1       COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6       COLUMN 7     COLUMN 8
                     TITLE OF               VALUE   SHRS OR   SH/  PUT/ INVESTMENT       OTHER    VOTING AUTHORITY
   NAME OF ISSUER     CLASS       CUSIP    (x$1000) PRN AMT   PRN  CALL DISCRETION      MANAGERS SOLE   SHARED   NONE
---------------------------------------------------------------------------------------------------------------------

Boston Private Finl  Com        101119105  $36,620  6,346,572 SH   --   Shared-Defined     1          6,346,572
Hldgs In

CIT Group Inc        Com        125581801  $16,546    599,274 SH   --   Shared-Defined     1            599,274

Focus Media Hldg     Sponsored
 Ltd                  ADR       34415V109  $23,829  1,503,382 SH   --   Shared-Defined     1          1,503,382

Great Atlantic &     Com        390064103  $33,632  2,852,548 SH   --   Shared-Defined     1          2,852,548
Pac Tea Inc

Owens Corning New    Com        690742101  $15,387    600,100 SH   --   Shared-Defined     1            600,100

Time Warner Cable    Com        88732J207  $52,256  1,262,533 SH   --   Shared-Defined     1          1,262,533
Inc

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